Impairment - Schedule of Cash Flow Projections Used to Measure the Value in Use of CGUs (Detail) - Property, plant and equipment and intangible assets [member]	Dec. 31, 2018 $ / bbl	Dec. 31, 2017 $ / bbl	Dec. 31, 2016 $ / bbl
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	73	71	70
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.37	3.40	3.36
2017 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			48
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			3.46
2018 [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		53	56
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.44	3.54
2019 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	66	58	68
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.64	3.47	3.48
2020 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	67	66	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.56	3.47	3.42
2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	72	70	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.50	3.46	3.38
2022 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	75	73
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46	3.49
2023 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	75
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44